Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.19%	2.34%
Bloomberg 1-Year US Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.71%	1.39%	1.30%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.87%	1.41%	1.14%
Lipper Short Municipal Debt Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.86%	1.20%	1.11%
A
Prospectus [Line Items]
Average Annual Return, Percent	[5]	3.51%	1.54%	1.09%
IS
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	1.67%	1.39%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	1.67%	1.39%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	1.68%	1.40%
R6
Prospectus [Line Items]
Average Annual Return, Percent		3.58%	1.69%	1.40%

[1]	The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The Bloomberg 1-Year US Municipal Bond Index is the one-year (1-2) component of the Bloomberg US Municipal Bond Index. The Bloomberg US Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[3]	The Blended Index consists of 50% Bloomberg 1-Year US Municipal Bond Index and 50% Lipper Tax-Exempt Money Market Funds Average.
[4]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.
[5]	Effective December 1, 2019, the maximum 2% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.